Share-based payments - Summary of Movements in Awards Outstanding Under the Schemes (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) award yr	Dec. 31, 2017 USD ($) award yr	Dec. 31, 2016 USD ($) award yr
Annual Performance Plan [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	616,000	685,000	689,000
Granted	176,000	235,000	336,000
Vested	(199,000)	(263,000)	(229,000)
Share capital consolidation		(21,000)	(104,000)
Lapsed or cancelled	(2,000)	(20,000)	(7,000)
Ending balance	591,000	616,000	685,000
Fair value of awards granted during the year | $	$ 60.6621	$ 49.593	$ 36.719
Weighted average remaining contract life (years) | yr	1.0	1.2	1.2
LTIP Performance-related awards [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	2,393,000	4,201,000	5,275,000
Granted	257,000	280,000	889,000
Vested	(702,000)	(928,000)	(915,000)
Lapsed or cancelled	(860,000)	(1,160,000)	(1,048,000)
Ending balance	1,088,000	2,393,000	4,201,000
Fair value of awards granted during the year | $	$ 47.4867	$ 41.332	$ 17.680
Weighted average remaining contract life (years) | yr	0.8	0.6	0.9
LTIP Restricted stock units [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	916,000	449,000
Granted	527,000	525,000	467,000
Lapsed or cancelled	(142,000)	(58,000)	(18,000)
Ending balance	1,301,000	916,000	449,000
Fair value of awards granted during the year | $	$ 59.6597	$ 52.510	$ 36.245
Weighted average remaining contract life (years) | yr	1.2	1.7	2.2